Expense Example, No Redemption - PIMCO CommodityRealReturn Strategy Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	672	965	1,278	2,166	205	669	1,159	2,510